State Street Nuveen Municipal Bond ETF Expense Example - State Street Nuveen Municipal Bond ETF - State Street Nuveen Municipal Bond ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	$ 505